Cash Flows Statement Data (Tables)	12 Months Ended
Dec. 31, 2012
Other Noncash Items Included in Reconciliation of Net Income to Net Cash Flows from Operating Activities

Other noncash items included in the reconciliation of net income to net cash flows from operating activities include the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Accrued transfer taxes	$37	$—	$—	$—
Amortization of fair value inventory step-up	152	—	—	—
Other net adjustments	12	(7)	—	5

Total	$201	$(7)	$—	$5